Debt and Interest Expense - Interest Expense Table (details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Debt Instrument Line Items
Interest Expense	$ 42,060,000	[1],[2]	$ 30,345,000	[1],[2]	$ 18,794,000	[1],[2]
Chipeta Processing Limited Liability Company [Member]
Debt Instrument Line Items
Capitalized interest	(2,200,000)
Brasada And Lancaster Agreement [Member]
Debt Instrument Line Items
Capitalized interest	(3,500,000)
5.375% Senior Notes due 2021
Table Text Block Supplement Abstract
Amortization related to Senior Notes			500,000
5.375% Senior Notes due 2021 | 4.00% Senior Notes due 2022
Table Text Block Supplement Abstract
Amortization related to Senior Notes	1,100,000
Third Parties [Member]
Debt Instrument Line Items
Interest expense on long-term debt	41,171,000		20,533,000		8,530,000
Amortization of debt issuance costs and commitment fees Credit facility commitment fees	4,319,000	[3]	5,297,000	[3]	3,340,000	[3]
Capitalized interest	(6,196,000)	[4]	(420,000)	[4]
Interest Expense	39,294,000		25,410,000		11,870,000
Affiliated Entity Member
Debt Instrument Line Items
Interest expense on note payable to Anadarko	2,440,000	[5]	4,935,000	[5]	6,828,000	[5]
Interest expense, net on affiliate balances	326,000	[6]
Amortization of debt issuance costs and commitment fees Credit facility commitment fees					96,000
Interest Expense	$ 2,766,000	[7]	$ 4,935,000	[7]	$ 6,924,000	[7]

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Includes affiliate (as defined in Note 1) interest expense of $2.8 million, $4.9 million and $6.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 10.
[3]	For the year ended December 31, 2012, includes $1.1 million of amortization of (i) the original issue discount for the June 2012 offering partially offset by the original issue premium for the October 2012 offering of the 2022 Notes, (ii) original issue discount for the 2021 Notes and (iii) underwriters’ fees. For the year ended December 31, 2011, includes $0.5 million of amortization of the original issue discount and underwriters’ fees for the 2021 Notes.
[4]	For the year ended December 31, 2012, $2.2 million of interest associated with capital projects at Chipeta was capitalized and $3.5 million of interest associated with the construction of the Brasada and Lancaster gas processing facilities was capitalized. See Note 5.
[5]	In June 2012, the note payable to Anadarko was repaid in full. See Note payable to Anadarko within this Note 10.
[6]	Imputed interest expense on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note 5.
[7]	Represents interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the note payable to Anadarko and the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note receivable from and amounts payable to Anadarko within this Note 5.